UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

SEMI-ANNUAL REPORT

September 30, 2010

(Unaudited)

September 30, 2010

Dear Fellow Shareholders:

The Adirondack Small Cap Fund appreciated 16.11 % over the past twelve months.  The Fund’s benchmark Index (Russell2000 Value Index) posted an 11.84% return during the same period.  The average returns for the Fund’s peer group was 13.40% during the 12 months ending September 30 2010.  The Fund’s performance continues to place it among the top  10% of Small Cap Value funds tracked by Morningstar® for the past 1, 3 and 5 year periods.

The funds outperformance during the past twelve months can be attributed to thirteen stocks in the portfolio that appreciated over 30%. Healthcare and Technology stocks occupied roughly two thirds of this list. We also avoided disasters in some cases. A couple of energy related stocks declined more than 30% after we eliminated or significantly reduced exposure as did the shares two healthcare related companies. Turnover for the past six months was below 25% which is an anomaly resulting from recent investor inflows. We expect the funds turnover to revert to historical patterns when inflows subside.

The small cap market appears somewhat bifurcated. On one hand there are numerous financial services companies trading below book value and an ample amount of technology companies selling at discounts to intrinsic value. On the other hand there’s plenty of exuberance regarding companies in the materials sector. Highly cyclical industries such as energy, mining and agriculture are continuing a five year run that has attracted herds of momentum investors.  Recent economic stimulus measures have had the unintended consequence of reducing the value of the dollar which in turn results in higher material prices. We view this as an overheated investment theme and therefore a risky place to allocate capital.

We continue to look for unique opportunities:  Spinoffs, post bankruptcy stories and further consolidation within certain segments of the technology sector are some themes that we currently find appealing. We are looking to carefully increase exposure to financials. Historically we have preferred insurance companies, asset managers and transaction processors. However, some bank stocks are finally starting to look interesting.  In our opinion, the balance sheet repair process that consumers embarked on several years ago is nearly complete. As consolidation in the banking industry takes hold we believe bankers will once again receive adequate compensation for the risk taken, and thereby result in better risk/reward.

Heading into the end of the year we may be pleasantly surprised by the U.S. consumer. Over the past several years U.S. consumers have reduced debt obligations by more than $1 trillion while simultaneously increasing savings rates. Many homeowners have been able to refinance existing debt at rates not seen in decades. These balance sheet repair measures should provide a much needed boost to consumer confidence.

We welcome all new investors and investment advisors. The Fund is now offered in all fifty states and available through all of the major broker-dealer platforms. Thank you for investing along side of us, as always we appreciate your confidence in The Adirondack Small Cap Fund.

Sincerely,

Matt Reiner, CFA

Greg Roeder, CFA

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

September 30, 2010 Performance Summary
	Inception	1yr	3yr	5yr

The Adirondack Small Cap Fund	7.30%	16.11	2.76%	5.50%
Russell 2000® Value Index	2.10%	11.84	-4.98%	0.73%
Peer Group**	NA	13.40	-3.60%	1.40%

** Source: Wall Street Journal/Lipper

The Fund commenced operation on April 6, 2005.  The data quoted reflects past performance and is presented as total return (not annualized). Total return measures aggregate change.  Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investors should consider the investment objectives, risks and charges and expenses of the Adirondack Small Cap Fund before investing.  For a prospectus containing more detail including information on risks, fees and expense, please contact the Fund's transfer agent at 1-888-686-2729.  Please read it carefully before you invest or send money.  Current performance may be lower or higher than the performance data quoted.

THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

September 30, 2010 (Unaudited)

1. DDI Corp.	2.60%
2. Endo Pharmaceuticals Holdings, Inc.	2.34%
3. Prestige Brands Holdings, Inc.	2.17%
4. NN, Inc.	2.03%
5. Trinity Biotech Plc.	2.02%
6. Delphi Financial Group 7.376% 05/01/2067	1.98%
7. Journal Communications, Inc. Class A	1.94%
8. Fresh Del Monte Produce, Inc.	1.92%
9. CNO Financial Group, Inc.	1.91%
10. Coca-Cola Bottling Co.	1.88%

THE ADIRONDACK SMALL CAP FUND

GRAPHICAL ILLUSTRATION

September 30, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

	The Adirondack Small Cap Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 85.44%

Accident & Health Insurance - 1.91%
100,500	CNO Financial Group, Inc.*	$ 556,770

Agriculture Production - Crops - 1.92%
25,804	Fresh Del Monte Produce, Inc. *	559,947

Air-Conditioning & Warm Air Heating Equipment - 1.19%
30,307	Tecumseh Products Co. Class A *	347,621

Amusements & Recreation Services - 0.47%
30,200	Warner Music Group Corp. *	135,900

Ball & Roller Bearings - 2.03%
71,634	NN, Inc.*	590,981

Biotechnology Research & Products - 2.01%
92,800	Trinity Biotech Plc. (Ireland) *	587,424

Bottled & Canned Soft Drinks Carbonated Waters - 1.88%
10,371	Coca-Cola Bottling Co.	548,937

Business Services, NEC - 1.71%
31,546	Keynote Systems, Inc.	366,565
41,389	Spark Network, Inc.*	133,273
		499,838
Calculating & Accounting Machines (No Electronic Computers) - 1.63%
34,949	NCR Corp. *	476,355

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.31%
29,100	Del Monte Foods, Co.	381,501

Commercial Physical & Biological Research - 0.85%
39,000	Albany Molecular Research, Inc. *	248,820

Computer Communications Equipment - 0.72%
71,101	ADPT Corp.*	209,748

Computer Peripheral Equipment, NEC - 0.97%
48,000	Brocade Communications Systems, Inc.*	281,280

Computer Processing & Data Preparation - 0.98%
234,388	Ipass, Inc.*	285,953

Computer Programming, Data Processing, Etc. - 0.42%
139,248	Autobytel, Inc. *	121,118

Computer Programming Services - 2.54%
52,000	Compuware Corp. *	443,040
91,000	Realnetworks, Inc. *	296,660
		739,700
Construction Special Trade Contractors - 1.46%
48,500	Matrix Service Co. *	424,860

Container & Package-Metal & Glass - 1.41%
14,301	Crown Holdings, Inc. *	409,867

Electric Services - 5.40%
18,000	Calpine Corp. *	224,100
43,000	Mirant Corp.*	428,280
44,754	PNM Resources, Inc.	509,748
12,300	Unisource Energy Corp.	411,189
		1,573,317
Electric Lighting & Wiring Equipment - 1.44%
65,238	LSI Industries, Inc.	418,828

Electromedical & Electrotherapeutic Apparatus - 0.36%
4,675	Conmed Corp. *	104,767

Fabricated Plate Work (Boiler Shops) - 1.25%
23,889	Global Power Equipment Group, Inc.*	364,307

Financial Data Process Services - 0.97%
47,274	BGC Partners, Inc. Class A	282,226

Financial Miscellaneous - 1.65%
63,648	PMA Capital Corp. Class A	479,906

Fire, Marine & Casualty Insurance - 4.41%
9,200	Endurance Specialty Holdings Ltd. (Bermuda)	366,160
27,000	Montpelier Re Holdings Ltd. (Bermuda)	467,640
27,656	Selective Insurance Group, Inc.	450,516
		1,284,316
Food & Kindred Products - 3.20%
30,200	Sara Lee Corp.	405,586
135,481	Smart Balance Inc.*	525,666
		931,252
Glass Containers - 0.38%
4,000	Owens Illinois, Inc. *	112,240

Gold And Silver Ores - 1.04%
15,200	Coeur D'Alene Mines Corp. *	302,784

Home Health Care - 1.04%
429,016	Hooper Holmes, Inc. *	304,558

Instruments For Measuring & Testing Of Electricity & Electronic Signals - 1.17%
27,400	IXIA *	339,760

Leisure Time - 1.57%
65,200	Callaway Golf Corp.	456,400

Life Insurance - 1.47%
35,100	Genworth Financial, Inc. Class A *	428,922

Medical & Dental Instruments & Supply - 1.85%
46,842	Vascular Solutions, Inc. *	537,746

Miscellaneous Amusement & Research - 0.50%
3,300	Six Flags Entertainment Corp.*	145,068

Miscellaneous Electrical Machinery, Equipment, & Supplies - 1.09%
66,617	Exide Technologies *	319,095

Petroleum Refining - 1.78%
38,704	Frontier Oil Corp.*	518,634

Pharmaceutical Preparations - 4.51%
20,500	Endo Pharmaceuticals Holdings, Inc. *	681,420
64,045	Prestige Brands Holdings, Inc. *	633,405
		1,314,825
Plastics Products, NEC - 0.34%
11,400	Myers Industries, Inc.	97,926

Prepackaged Software - 2.86%
40,000	Lawson Software Americas, Inc.*	338,800
90,724	Saba Software, Inc.*	493,539
		832,339
Printed Circuit Boards - 5.14%
81,915	DDI Corp.	756,895
23,300	Jabil Circuit, Inc.	335,753
33,400	Sanmina-Sci Corp. *	403,472
		1,496,120
Production Technology Equipment - 1.17%
30,601	Electro Scientific Industries, Inc. *	339,977

Publishing-Newspapers - 1.94%
125,615	Journal Communications, Inc. Class A *	566,524

Radio & TV Broadcasting & Communications Equipment - 1.68%
36,309	Endwave Corp. *	80,606
55,307	Seachange International, Inc. *	409,825
		490,431
Retail Stores, NEC - 0.98%
10,900	IAC/Interactive Corp. *	286,343

Savings Institution, Federally Chartered - 0.62%
18,000	Brookline Bancorp, Inc.	179,640

Security Brokers, Dealers, & Flotation Companies - 2.39%
60,969	Cowen Group, Inc. Class A*	200,588
39,900	Knight Capital Group, Inc. Class A *	494,361
		694,949
Semiconductors & Related Devices - 3.14%
72,100	AXT, Inc. *	477,302
53,800	Verigy Ltd. (Singapore) *	437,394
		914,696
Surety Insurance - 1.31%
7,300	Assured Guaranty Ltd. (Bermuda)	124,903
41,560	RAM Holdings Ltd. (Bermuda) *	34,495
10,200	XL Capital Ltd. (Bermuda)	220,932
		380,330
Telephone & Telegraph Apparatus - 1.55%
60,500	Tellabs, Inc.	450,725

Title Insurance - 0.72%
18,603	Stewart Information Services, Corp.*	210,586

Water, Sewer, Pipeline, & Power Line Construction - 1.11%
19,745	MYR Group, Inc. *	323,621

TOTAL FOR COMMON STOCKS (Cost $21,687,323) - 85.44%		24,889,776

CORPORATE BONDS - 4.50%
24,600	Delphi Financial Group 7.376% 05/01/2067	577,608
11,708	Phoenix Companies Quibs 7.45% 11/15/2032	218,940
29,300	PMA Capital Corp. 8.50% 06/15/2018	301,204
8,856	Pulte Homes, Inc. 7.375% 06/01/2046	212,544
TOTAL FOR CORPORATE BONDS (Cost $1,004,153) - 4.50%		1,310,296

SHORT-TERM INVESTMENTS - 9.79%
2,852,224	Huntington U.S. Treasury Money Market IV 0.01% **	2,852,224
TOTAL SHORT-TERM INVESTMENTS (Cost $2,852,224) - 9.79%		2,852,224

TOTAL INVESTMENTS (Cost $25,543,700) - 99.73%		29,052,296

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.27%		79,508

NET ASSETS - 100.00%		$ 29,131,804

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the yield at September 30, 2010.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,   prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 24,889,776	$ -	$ -	$24,889,776
	Corporate Bonds	1,310,296	-	-	1,310,296
	Short-Term Investments:
	Huntington US Treasury Money Market Fund IV	2,852,224	-	-	2,852,224
		$ 29,052,296	$ -	$ -	$29,052,296

The Adirondack Small Cap Fund
Statement of Assets and Liabilities
September 30, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $25,543,700)	$ 29,052,296
Cash	126,041
Receivables:
Securities Sold	87,280
Dividends and Interest	12,949
Shareholder Subscription	112,755
Prepaid Expenses	22,677
Total Assets	29,413,998
Liabilities:
Securities Purchased	261,658
Shareholder Redemptions	2,868
Due to Advisor	16,632
Accrued Expenses	1,036
Total Liabilities	282,194

Net Assets	$ 29,131,804

Net Assets Consist of:
Paid In Capital	$ 25,925,547
Accumulated Undistributed Net Investment Loss	(41,392)
Accumulated Undistributed Realized Loss on Investments	(260,947)
Unrealized Appreciation in Value of Investments	3,508,596
Net Assets, for 2,219,839 Shares Outstanding	$ 29,131,804

Net Asset Value Per Share	$ 13.12

Minimum Redemption Price Per Share ($13.12 * 0.99) (Note 4)	$ 12.99

The Adirondack Small Cap Fund
Statement of Operations
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$ 86,532
Interest	40,066
Total Investment Income	126,598

Expenses:
Advisory Fees (Note 3)	140,931
Transfer Agent Fees	15,805
Legal Fees	11,057
Custodian Fees	3,728
Auditing Fees	6,180
Trustee Fees	1,830
Chief Compliance Officer Fees	1,550
Insurance Fees	472
Registration Fees	6,615
Printing & Mailing Fees	11
Miscellaneous Fees	2,461
Total Expenses	190,640
Advisory Fees Waived (Note 3)	(22,650)
Net Expenses	167,990

Net Investment Loss	(41,392)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	280,676
Net Change in Unrealized Appreciation on Investments	578,936
Realized and Unrealized Gain (Loss) on Investments	859,612

Net Increase in Net Assets Resulting from Operations	$ 818,220

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2010	3/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (41,392)	$ (21,334)
Net Realized Gain (Loss) on Investments	280,676	583,759
Unrealized Appreciation (Depreciation) Investments	578,936	6,118,370
Net Increase (Decrease) in Net Assets Resulting from Operations	818,220	6,680,795

Distributions to Shareholders: (Note 6)
Net Investment Income	-	(15,882)
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	(15,882)

Capital Share Transactions (Note 4)	10,063,320	5,812,557

Total Increase (Decrease) in Net Assets	10,881,540	12,477,470

Net Assets:
Beginning of Period	18,250,264	5,772,794

End of Period (Including Undistributed Net Investment Income (Loss) of
$(41,392) and $0, respectively)	$ 29,131,804	$ 18,250,264

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended
	9/30/2010		3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006 †

Net Asset Value, at Beginning of Year	$ 12.77		$ 6.33	$ 11.01	$ 13.75	$ 12.35	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.02)	0.02	(0.08)	(0.02)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.37		6.47	(4.50)	(1.65)	1.47	2.43
Total from Investment Operations	0.35		6.45	(4.48)	(1.73)	1.45	2.35

Distributions:
Net Investment Income	-		(0.01)	-	-	-	-
Realized Gains	-		-	(0.20)	(1.01)	(0.05)	-
Total from Distributions	-		(0.01)	(0.20)	(1.01)	(0.05)	-

Net Asset Value, at End of Year	$ 13.12		$ 12.77	$ 6.33	$ 11.01	$ 13.75	$ 12.35

Total Return **	2.74%		101.91%	(40.86)%	(13.08)%	11.78%	23.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 29,132		$ 18,250	$ 5,773	$ 8,798	$ 9,706	$ 8,881
Ratio of Expenses to Average Net Assets
Before Waivers	1.69%	***	1.84%	2.17%	1.99%	2.04%	2.50%	***
After Waivers	1.49%	***	1.54%	1.70%	1.70%	1.70%	1.70%	***
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers	(0.57)%	***	(0.49)%	(0.27)%	(0.90)%	(0.52)%	(1.46)%	***
After Waivers	(0.37)%	***	(0.19)%	0.21%	(0.62)%	(0.18)%	(0.66)%	***
Portfolio Turnover	7.92%		61.01%	72.01%	87.74%	76.83%	21.94%

† Commencement of Operations April 6, 2005.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not Annualized for periods of less than one year.
*** Annualized.
The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Codification:  The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends. as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, each a Trustee and/or an officer of the Fund, are the shareholders of the Advisor. Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor had an expense reimbursement agreement in effect with the Fund through July 31, 2009 to waive its management fee and\or reimburse expenses to the extent that the Fund’s total annual operating expenses exceeded 1.70%.  Effective August 1, 2009, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.49% until July 31, 2011. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes,

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

extraordinary expenses, and costs of acquired funds.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2010, the Advisor earned advisory fees of $140,931 of which $22,650 was waived.  The Fund owed the Advisor $16,632 as of September 30, 2010.

As of March 31, 2010, the following is subject to repayment by the Fund to the Advisor:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2008	March 31, 2011	$26,587
March 31, 2009	March 31, 2012	$36,059
March 31, 2010	March 31, 2013	$33,033

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $25,925,547 as of September 30, 2010.  Transactions in capital for the year ended March 31, 2010, and the six months ended September 30, 2010, were as follows:

	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,095,871	$13,949,334	1,086,283	$12,168,745
Shares reinvested	-	-	1,237	15,858
Shares redeemed	(304,797)	(3,886,014)	(570,010)	(6,372,046)
Net increase	791,074	$10,063,320	517,510	$5,812,557

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  For the six months ended September 30, 2010, $423 redemption fees were collected by the Fund from shareholder transactions and included in paid-in-capital.

Note 5. Investment Transactions

For the six months ended September 30, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,515,691 and $1,632,560, respectively.

Note 6. Tax Matters

As of March 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

Capital loss carryforward expiring 3/31/2017+

       ($243,267)

             3/31/2018

         (186,714)

       ($429,981)

Gross unrealized appreciation on investment securities

    $   3,314,947

Gross unrealized depreciation on investment securities

   ($    488,192)

Net unrealized appreciation on investment securities

    $   2,826,755

Cost of investment securities *

    $ 15,346,150

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

On March 30, 2010 a distribution of $.01123 per share was paid to Fund shareholders.

The tax character of distributions paid during the years ended March 31, 2010 and 2009 are as follows:

  2010

              2009

Ordinary income

$15,882

        -

Long-term capital gain

            -

                       $175,088

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2010, Charles Schwab & Co. for the benefit of its customers owned over 50.48% of the Fund.  The Schwab account is an omnibus account for the benefit of individual investors.  As of September 30, 2010, National Financial Service Corp., for the benefit of its customers, owned 31.11% of the Fund.

The Adirondack Small Cap Fund
Expense Illustration
September 30, 2010 (Unaudited)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: 1)management fees, custody fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2010 through September 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2010	September 30, 2010	April 1, 2010 through September 30, 2010

Actual	$1,000.00	$1,027.41	$7.57
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Kevin Gallagher 2390 Western Ave Guilderland, New York 12084 Age: 45	Trustee	Indefinite; Since March 2005	1	Senior Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004.
Wade Coton 2390 Western Ave Guilderland, New York 12084 Age: 42	Trustee	Indefinite; Since March 2005	1	Vice President, L.D.M Management Group Inc. since January 2007. Home Builder & Developer, Richard H. List Inc. from January 1995 through December 2006.

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2010 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Gregory A. Roeder 2390 Western Ave Guilderland, New York 12084 Age: 46	President and Chief Compliance Officer	Indefinite; Since March 2005	N/A	Principal, Portfolio Manager & CCO, Adirondack Research & Management, Inc. from 2004 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003
Louis Morizio 2390 Western Ave Guilderland, New York 12084 Age: 50	Trustee and Secretary	Indefinite; Trustee Since March 2005; Secretary Since December 2004	1

Registered Investment Adviser, Center for Financial Planning, from December 1994 to January 2008; Vice President, Berkshire Bank, from January 2008 to December 2009.  Vice President 1st Albany Mortgage April 2010 to present.  Certified Financial Planner since 1991, Accredited Investment Fiduciary Analyst since 2006.

Matthew Reiner 2390 Western Ave Guilderland, New York 12084 Age: 44	Treasurer and Principal Financial Officer	Indefinite; Since March 2005	N/A

Principal, Portfolio Manager & CFO,  Adirondack Research & Management Inc. February 2005 to Present,  Vice President, Portfolio Manager and Director of Research, Paradigm Capital Management from 1998 to Jan 2005

Norman Joseph Plourde 2390 Western Ave Guilderland, New York 12084 Age: 46	Trustee	Indefinite; Since March 2005	1

VP and principal of Ideal Wood Products since October 2001. General Manager of operations, Universal Forest Products Inc. from October 2001 through June 2005 General Manager and Treasurer of P&R Truss Co. from June 1985 through October 2001.

The Fund’s Statement of Additional contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

On May 27, 2010, a Board meeting was held by the Board of Directors.  During that meeting the Advisory Renewal Agreement was renewed for another year.  Below is the basis in which the Advisory Renewal Agreement was renewed:

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Advisor would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Advisor in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund's investment objective and policies.  Mr. Reiner indicated that there were no material changes to the operations of the Advisor or in the Advisor's corporate structure; Steve Gonick was hired as Chief Marketing Director to help market the Fund and became a 5.00% owner of the Adviser in July 2009.  The Trustees also considered that Mr. Reiner will continue to serve as Chief Investment Officer for the Advisor and he and Mr. Roeder will be the individuals primarily responsible for day-to-day management of the Fund.  The Trustees discussed the investment experience of Mr. Reiner and Mr. Roeder, as well as the quality of the investment and administrative services that the Fund has received from the Advisor.  The Trustee’s also considered the financial capacity of the Advisor.  The Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.  Lou Morizio thought it should be mentioned that he has been in discussions with the other owners of Adirondack Research and Management, Inc. (ARMI) to possibly buy-out his ownership interest in ARMI.  Mr. Reiner said that ARMI is looking to possibly do a capital raise effort and/or a buy-out.  Lynee Hicks reminded the Trust that if there is a significant change in control of ARMI (an owner with over 25% of the company drops below 25% ownership of the company), the Management Agreement with ARMI would terminate and a proxy vote would have to be held for the Trust to rehire ARMI.  The Trustees concluded that the Advisor had provided quality services to the Fund.

The Board reviewed the performance of the Fund during the period from April 6, 2005 (the inception date of the Fund) through the close of the Trust's fifth fiscal year on March 31, 2010.  The Trustees reviewed the appropriateness of the peer groups and indexes.   They concluded that a return of 101.9% for the 2009 fiscal

THE ADIRONDACK SMALL CAP FUND

year compared more favorably to Peer Group averages and to the returns of the relevant benchmark indices.  The Trustees also noted that the 3 year and since inception performance compared favorably to both the peer group as well as the relevant indices.  It was the consensus of the Board that they were pleased with the Fund’s performance, particularly in light of the Fund’s stated strategy.  It was the consensus of the Board that the Advisor continues to add value.

The Adirondack Small Cap Fund’s expense ratio remains capped at 1.49%.  Without the expense cap the Fund’s expense ratio would have been 1.84% during the period April 1, 2009 through March 31, 2010.  The trustees agree that this expense ratio allows the fund to be competitive with other offerings in the marketplace.

 Given that the advisor currently waives a portion of its fee under a fee cap arrangement, the Trustees focused on the funds capped expense ratio versus the expense ratio of its peer group. The funds in the Peer Group consisted of actively managed no-load small cap funds.  According to the Morningstar database, the average expense ratio of open-end, actively managed, small-cap value funds with less than $75 million in assets is currently 1.48%.  The average expense ratio for Funds with less than $50 million in net assets is currently 1.77%.  Based on this data, it was the consensus of the Trustees that the capped expense ratio of 1.49% was reasonable.

As to the costs of the services to be provided, economies of scale, future growth and the profits to be realized by the Advisor; the Trustees reviewed the Advisor's estimates of its profitability and its financial condition.  The Adviser is currently subsidizing the current contract with the Fund due to the fact that Fund assets are not currently sufficient to cover the estimated costs.  The minimum annual costs (before distribution costs) to run a fund similar to ADKSX would be north of $500,000 which includes salaries and benefits for 3-5 employees, rent, telecommunications and computer equipment.  Before distribution expenses, ARMI earned $133,397 from this contract during FY 2010.  The marketing plan continues to include an emphasis on marketing to fee-based financial planners to grow assets.  Mr. Reiner indicated that the management team and Chief Marketing Director Steve Gonick are committed to raising more assets during the 2011 fiscal year and has been exploring a number of avenues to accomplish that goal.  Mr. Reiner believes that the fund is likely to be upgraded to five stars by Morningstar in June which should help generate more interest from advisors and retail investors; the fund  is currently in the top 10 percentile for the 1, 3 and 5 year periods ending in April 2010 amongst its small cap peer group according to Morningstar.  Mr. Reiner indicated that solid performance, a five year track record and an expense ratio under 1.50% should help position the Fund for future growth.  The Trustees considered that the assets of the fund had more than doubled since last July.  The Trustees concurred that the Advisors asset raising plans were prudent.  The Trustees noted that the Advisor has no affiliations with the Fund's transfer agent, fund accountant, custodian, distributor or any broker-dealers and therefore does not derive any benefits from the relationships these parties have with the Trust.

Upon motion duly made and seconded, the renewal of the Management Agreement with Adirondack Research and Management, Inc. was approved for one year by the unanimous vote of the Trustees, including the disinterested Trustees.

Board of Trustees

Wade Coton

Kevin Gallagher

Louis Morizio

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

This report is provided for the general information of the shareholders of the Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 9, 2010

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 9, 2010

* Print the name and title of each signing officer under his or her signature.